Leases (Details Narrative) 10K - USD ($)		3 Months Ended			9 Months Ended			12 Months Ended		33 Months Ended
	May. 09, 2006	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Oct. 02, 2013
Maturities [Member]
Future minimum lease payments under non-cancelable operating leases								$ 0
Lease Settlement Agreement [Member] | Hawaii Research Center [Member]
Lease expiration date	Oct. 31, 2014				Oct. 31, 2014
Operating lease rent expense		$ 0	$ 14,709		$ 12,112	$ 47,331		56,856	$ 63,393
Lease Settlement Agreement [Member] | Manoa Innovation Center [Member]
Operating lease rent expense		$ 7,931		$ 7,825	$ 23,759		$ 23,255	$ 28,169	$ 27,241
Lease Settlement Agreement [Member] | Lessor [Member]
Lease payment amount										$ 614,934
Gain on debt extinguishment										$ 786,945